Credit Risk Mitigation Position (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Credit Risk Mitigation Position [Abstract]
Schedule of Credit Risk Mitigation Position
	December 31, 2024	December 31, 2025
	RMB	RMB
Balance at the beginning of the year	1,589,183,564	1,370,674,079
Increase during the year	713,133,747	29,509,303
Decrease during the year	(931,643,232)	(325,972,348)
Balance at the end of the year	1,370,674,079	1,074,211,034